Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies
Cash and cash equivalents	$ 465,708	$ 403,881	$ 132,360	$ 117,051